UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST COMPANY
Address:    473 7TH STREET
            DES MOINES, IA 50309


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           66
Form 13F Information Table Value Total:           $ 67,320

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AT&T INC                         COM          00206R102       447    15667 SH        SOLE             15667
  AT&T INC                         COM          00206R102        32     1130 SH        DEFINED          1130
  AT&T INC                         COM          00206R102       205     7177 SH        OTHER            7177
  ABBOTT LABORATORIES              COM          002824100       438     8201 SH        SOLE             8201
  ABBOTT LABORATORIES              COM          002824100        43      800 SH        DEFINED          800
  ABBOTT LABORATORIES              COM          002824100       512     9591 SH        OTHER            9591
  APACHE CORP                      COM          037411105       345     4632 SH        SOLE             4632
  APPLE                            COM          037833100       249     2919 SH        SOLE             2919
  BNL FINANCIAL CORP               COM          05561V101         0    12000 SH        SOLE             12000
  BANK OF AMERICA                  COM          060505104       202    14374 SH        SOLE             14374
  BOEING COMPANY                   COM          097023105       178     4161 SH        SOLE             4161
  BOEING COMPANY                   COM          097023105        35      825 SH        OTHER            825
  BRISTOL-MYERS                    COM          110122108       260    11199 SH        SOLE             11199
  CVS CAREMARK                     COM          126650100       317    11024 SH        OTHER            11024
  CHEMED                           COM          16359R103      2473    62195 SH        SOLE             62195
  CHEVRON                          COM          166764100       794    10730 SH        SOLE             10730
  CISCO SYSTEMS INC                COM          17275R102       299    18366 SH        SOLE             18366
  COCA-COLA COMPANY                COM          191216100       181     4000 SH        SOLE             4000
  COCA-COLA COMPANY                COM          191216100       253     5585 SH        OTHER            5585
  CONOCOPHILLIPS                   COM          20825C104       312     6030 SH        SOLE             6030
  DARLING                          COM          237266101       274    49985 SH        OTHER            49985
  DEERE & CO                       COM          244199105         2       55 SH        SOLE             55
  DEERE & CO                       COM          244199105       459    11980 SH        OTHER            11980
  WALT DISNEY                      COM          254687106       243    10722 SH        SOLE             10722
  WALT DISNEY                      COM          254687106        96     4250 SH        DEFINED          4250
  EMC CORPORATION                  COM          268648102       375    35838 SH        SOLE             35838
  EMC CORPORATION                  COM          268648102         6      620 SH        OTHER            620
  EMERSON ELECTRIC                 COM          291011104       680    18567 SH        SOLE             18567
  EXXON MOBIL                      COM          30231G102       717     8987 SH        SOLE             8987
  EXXON MOBIL                      COM          30231G102       343     4300 SH        DEFINED          4300
  EXXON MOBIL                      COM          30231G102      1245    15597 SH        OTHER            15597
  FISERV INC.                      COM          337738108       286     7871 SH        OTHER            7871
  FIRSTENERGY                      COM          337932107       225     4636 SH        SOLE             4636
  FRANKLIN RESOURCES INC           COM          354613101       603     9453 SH        DEFINED          9453
  GENERAL ELECTRIC CO.             COM          369604103       617    38095 SH        SOLE             38095
  GILEAD SCIENCES INC              COM          375558103       479     9370 SH        SOLE             9370
  HONEYWELL INTERNATIONAL INC.     COM          438516106       332    10126 SH        SOLE             10126
  HUBBELL REALTY COMPANY           SUN          443910104      1611    26850 PRN       SOLE             26850
  ING GROEP NV                     FOR          456837103     25283  2277722 SH        SOLE             2235432
                                                                                       SOLE                               42290
  ING GROEP NV                     FOR          456837103      6179   556645 SH        OTHER            556645
  INTEL CORP                       COM          458140100       345    23528 SH        SOLE             23528
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       641     7615 SH        SOLE             7615
  ISHARES                          MUT          464287507       725    13598 SH        SOLE             13598
  ISHARES                          MUT          464287507       414     7755 SH        OTHER            7755
  MACERICH COMPANY                 COM          554382101       637    35063 SH        SOLE             35063
  MCDONALDS CORP                   COM          580135101       637    10237 SH        SOLE             10237
  MICROSOFT CORP                   COM          594918104       891    45850 SH        SOLE             45850
  NATIONAL OILWELL                 COM          637071101       276    11279 SH        SOLE             11279
  NEWS CORPORATION                 COM          65248E104       248    27238 SH        SOLE             27238
  NUCOR CORP                       COM          670346105       256     5548 SH        SOLE             5548
  ORACLE CORPORATION               COM          68389X105       443    24972 SH        SOLE             24972
  PEPSICO INC                      COM          713448108       361     6590 SH        SOLE             6590
  PFIZER, INC                      COM          717081103       462    26070 SH        SOLE             26070
  PRAXAIR INC                      COM          74005P104       207     3479 SH        SOLE             3479
  QUALCOMM INC                     COM          747525103       322     8986 SH        DEFINED          8986
  SCHLUMBERGER LTD                 COM          806857108       529    12488 SH        SOLE             12488
  SIGMA-ALDRICH                    COM          826552101       502    11890 SH        SOLE             11890
  SOMERSET TRUST                   COM          835126103      1192    75200 SH        OTHER            75200
  TELEFLEX INC.                    COM          879369106       272     5439 SH        SOLE             5439
  UNION PACIFIC                    COM          907818108       268     5605 SH        SOLE             5605
  VERIZON                          COM          92343V104       552    16275 SH        SOLE             16275
  WELLS FARGO                      COM          949746101       465    15771 SH        SOLE             15771
  WILLIAMS COMPANIES INC           COM          969457100       325    22443 SH        SOLE             22443
  CH HOLDINGS INC CERT #23         COM          CS0001152       964  1500000 SH        SOLE             1500000
  DA-LITE SCREEN COMPANY, INC      COM          SU0018212      7638      237 SH        SOLE             237
  NEWLINK GENETICS CORPORATION     PRE          SU0020473       118    23530 SH        SOLE             23530

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       PRINCIPAL TRUST COMPANY
Address:    1013 CENTRE ROAD
            WILMINGTON, DE 19899


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           3
Form 13F Information Table Value Total:           $ 1,384

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  PHILIP MORRIS INTERNATIONAL      COM          718172109       363     8346 SH        SOLE             8346
  WALGREEN CO                      COM          931422109       777    31513 SH        SOLE             31513
  WASTE MANAGEMENT                 COM          94106L109       244     7365 SH        SOLE             7365

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       STATE CENTRAL BANK
Address:    601 MAIN
            KEOKUK, IA 52632


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           4
Form 13F Information Table Value Total:           $ 1,677

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  GENERAL ELECTRIC CO.             COM          369604103       487    30035 SH        OTHER            30035
  PAYCHEX INC                      COM          704326107       497    18908 SH        OTHER            18908
  PEPSICO INC                      COM          713448108       462     8444 SH        OTHER            8444
  STATE STREET                     COM          857477103       231     5871 SH        OTHER            5871

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           7
Form 13F Information Table Value Total:           $ 3,699

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  COGNIZANT                        COM          192446102       208    11511 SH        SOLE             11511
  JP MORGAN                        COM          46625H100       549    17397 SH        SOLE             17397
  MEDTRONIC, INC                   COM          585055106       330    10516 SH        SOLE             10516
  MERCK & CO INC                   COM          589331107       367    12058 SH        SOLE             12058
  PROCTER & GAMBLE                 COM          742718109      1339    21656 SH        SOLE             21656
  WAL-MART                         COM          931142103       783    13961 SH        SOLE             13961
  WEST BANCORPORATION              COM          95123P106       123    10059 SH        SOLE             10059

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       HERITAGE BANK, N.A.
Address:    101 N MAIN
            HOLSTEIN, IA


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           4
Form 13F Information Table Value Total:           $ 1,207

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  THERMO                           COM          883556102       265     7791 SH        SOLE             7791
  3 COM CORP                       COM          885535104        64    27858 SH        SOLE             27858
  3M                               COM          88579Y101       321     5579 SH        SOLE             5579
  U S BANCORP                      COM          902973304       557    22263 SH        SOLE             22263

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       COMMERCIAL SAVINGS BANK
Address:    627 N ADAMS BOX 277
            CARROLL, IA 51402


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           0
Form 13F Information Table Value Total:           $  0

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

                                                 UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       WEST MICHIGAN COMMUNITY BANK
Address:    5367 SCHOOL AVE.
            HUDSONVILLE, MI 49426


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    01/05/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           5
Form 13F Information Table Value Total:           $ 2,383

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  FEDERATED                        MUT          31428P202       200    16559 SH        SOLE                               16559
  HEWLETT PACKARD CO               COM          428236103       335     9239 SH        SOLE             9239
  ING GROEP NV                     PRE          456837806       164    10000 SH        SOLE             10000
  JOHNSON & JOHNSON                COM          478160104      1320    22068 SH        SOLE             22068
  KINDER MORGAN                    COM          494550106       364     7950 SH        SOLE             7950